Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (596,380)	$ 1,928,537	$ (2,003,200)	$ (6,480,701)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(154,572)	(4,971)	(369,655)	(383,150)
Change in fair value of warrant liabilities	360,000	(2,700,000)	1,760,000	5,890,000
Transaction costs allocated to warrant liability	238,423
Changes in operating assets and liabilities:
Prepaid income taxes		(5,071)		(4,549)
Prepaid expenses and other current assets	(326,308)	43,402	59,226	179,329
Accounts payable and accrued expenses	95,139	59,477	90,281	174,312
Income taxes payable	16,225		56,628	(16,225)
Net cash used in operating activities	(367,473)	(678,626)	(406,720)	(640,984)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(100,000,000)
Cash withdrawn from Trust Account to pay for taxes and franchise fees		218,242	108,214	198,343
Net cash provided by investing activities	(100,000,000)	218,242	108,214	198,343
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	98,000,000
Proceeds from sale of Private Placement Warrants	4,000,000
Repayment of promissory note – related party	(183,876)
Payment of offering costs	(235,896)
Net cash provided by financing activities	101,580,228
Net Change in Cash	1,212,755	(460,384)	(298,506)	(442,641)
Cash – Beginning of period		770,114	1,212,755	1,212,755
Cash – End of period	1,212,755	309,730	914,249	770,114
Supplemental cash flow information:
Cash paid for income taxes		(5,170)		59,225
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	86,198,400
Change in value of Class A common stock subject to possible redemption	(356,130)	$ 1,928,540	$ 243,200	(6,480,710)
Deferred underwriting fee payable	3,500,000
Payment of offering costs through promissory note – related party	183,876
Deferred offering costs paid directly by stockholder in exchange for issuance of Class B common stock	$ 25,000